UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
					  [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	510 Bering
		Suite 100
		Houston, Texas  77057

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   July 28, 2004

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total: $120,388

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hthwy          COM              084670991     2253     2600 SH       SOLE                     2600
Abbott Labs                    COM              002824100     1140    26907 SH       SOLE                    26907
Alliance Cap Mgmt              COM              01855A101     2996    84400 SH       SOLE                    84400
Altria Group Inc               COM              718154107      541    11495 SH       SOLE                    11495
American Express               COM              025816109     3974    77223 SH       SOLE                    77223
American Intl Group            COM              026874107     3256    47883 SH       SOLE                    47883
Anheuser Busch                 COM              035229103     2423    48500 SH       SOLE                    48500
Applied Materials              COM              038222105     1759   106700 SH       SOLE                   106700
Auto Data Processing           COM              053015103     2153    52100 SH       SOLE                    52100
Bank of America                COM              060505104     3638    83954 SH       SOLE                    83954
Berkshire Hathaway             COM              084670207     3847     1340 SH       SOLE                     1340
Bristol Myers Squibb           COM              110122108      432    18250 SH       SOLE                    18250
Buckeye Ptnrs LP               COM              118230101     1840    41800 SH       SOLE                    41800
Cardinal Health Inc            COM              14149Y108     1672    38205 SH       SOLE                    38205
ChevronTexaco                  COM              166764100     1134    21143 SH       SOLE                    21143
Cisco Systems Inc              COM              17275R102     1424    78696 SH       SOLE                    78696
Citigroup                      COM              172967101     2717    61585 SH       SOLE                    61585
Coca Cola                      COM              191216100     1566    39105 SH       SOLE                    39105
Colgate-Palmolive              COM              194162103     2060    45600 SH       SOLE                    45600
Compass Bancshares             COM              20449H109      234     5337 SH       SOLE                     5337
Crescent Real Est              COM              225756105      165    10500 SH       SOLE                    10500
Dell Inc                       COM              247025109     1950    54784 SH       SOLE                    54784
Exxon Mobil Corp               COM              30231G102     5368   111080 SH       SOLE                   111080
First Data Corp                COM              319963104     3447    79230 SH       SOLE                    79230
GATX Corporation               COM              361448103     1907    71525 SH       SOLE                    71525
General Electric               COM              369604103     3481   103674 SH       SOLE                   103674
Gillette                       COM              375766102     1162    27850 SH       SOLE                    27850
Harley Davidson Inc            COM              412822108     1826    30712 SH       SOLE                    30712
Home Depot Inc                 COM              437076102     4150   105877 SH       SOLE                   105877
Intel                          COM              458140100     2937   146391 SH       SOLE                   146391
Intl Business Mach             COM              459200101     1701    19835 SH       SOLE                    19835
Johnson & Johnson              COM              478160104     4331    76881 SH       SOLE                    76881
Kinder Morgan Mgmt             COM              49455U100     2146    51696 SH       SOLE                    51696
Liberty Media                  COM              530718105     1158   132853 SH       SOLE                   132853
Magellan Prtnrs LP             COM              559080106      245     4450 SH       SOLE                     4450
Merck                          COM              589331107     1186    35951 SH       SOLE                    35951
Microsoft Corp                 COM              594918104     1699    61450 SH       SOLE                    61450
Mohawk Industries              COM              608190104     2054    25875 SH       SOLE                    25875
Moodys Corp                    COM              615369105     3578    48850 SH       SOLE                    48850
Pepsico                        COM              713448108     4210    86533 SH       SOLE                    86533
Pfizer                         COM              717081103     4125   134810 SH       SOLE                   134810
Procter & Gamble Co            COM              742718109     2562    47346 SH       SOLE                    47346
Qualcomm Inc                   COM              747525103     1265    32406 SH       SOLE                    32406
Southwest Airlines             COM              844741108      180    13191 SH       SOLE                    13191
Southwest Bancorp              COM              84476R109      511    25348 SH       SOLE                    25348
Sysco Corp                     COM              871829107     2815    94070 SH       SOLE                    94070
T Rowe Price Grp               COM              74144T108     1630    32000 SH       SOLE                    32000
Texas Instruments              COM              882508104      228    10735 SH       SOLE                    10735
Time Warner Inc                COM              887317105      325    20106 SH       SOLE                    20106
Tyco Intl Ltd New              COM              902124106      705    22985 SH       SOLE                    22985
VISX Inc                       COM              92844S105     1474    71550 SH       SOLE                    71550
Walmart                        COM              931142103     4275    80366 SH       SOLE                    80366
Washington Mutual              COM              939322103     3331    85235 SH       SOLE                    85235
Weingarten Realty              COM              948741103      854    25856 SH       SOLE                    25856
BP PLC ADR                     SPONS.ADR        055622104     2907    50533 SH       SOLE                    50533
Nokia Corp ADR                 SPONS.ADR        654902204      415    30225 SH       SOLE                    30225
Royal Dutch Pet ADR            SPONS.ADR        780257804     3026    58646 SH       SOLE                    58646